Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,
	2021	2022
Current
Short-term borrowings:
Bank loans (i)	—	2,419,210

Long-term borrowings, current portion:
Bank loans (ii)	—	124,500
Asset-backed securities (iii)	—	637,359

Total current borrowings	—	3,181,069

Non-Current
Long-term borrowings:
Bank loans (ii)	1,575,106	4,328,880
Other loans (ii)	100,000	100,000
Asset-backed securities (iii)	—	184,177

Total non-current borrowings	1,675,106	4,613,057

Total borrowings	1,675,106	7,794,126